UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:  212-508-5735


Signature, Place and Date of Signing:

  /s/ Neal C. Bradsher           New York, New York            May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $343,232
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number            Name

1.     028-13770                     Broadwood Partners, L.P.

       ------------------            ---------------------------------------
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

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2013




COLUMN 1                       COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                                TITLE                    VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP     (X1000)    PRN AMT   PRN CALL  DISCRETION     MANGRS   SOLE     SHARED  NONE
BIOTIME INC                   COM            09066L105   33,701   8,822,220  SH       Shared-Defined   1      8,822,220
MONSTER BEVERAGE CORP         COM            611740101   78,252   1,639,136  SH       Shared-Defined   1      1,639,136
MONSTER BEVERAGE CORP         COM            611740101   38,192     800,000      PUT  Shared-Defined   1        800,000
PALOMAR MED TECHNOLOGIES INC  COM NEW        697529303   39,098   2,898,296  SH       Shared-Defined   1      2,898,296
QUESTCOR PHARMACEUTICALS INC  COM            74835Y101  116,450   3,578,660  SH       Shared-Defined   1      3,578,660
SOLTA MED INC                 COM            83438K103    1,498     680,723  SH       Shared-Defined   1        680,723
STAAR SURGICAL CO             COM PAR $0.01  852312305   36,041   6,401,639  SH       Shared-Defined   1      6,401,639






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